Segment reporting - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Total revenues	$ 323,281	$ 303,522
Major customer group
Segment Reporting Information [Line Items]
Total revenues	$ 279,417	$ 264,019
Major customer group | Revenue benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Concentration risk percentage (as a percent)	86.40%	87.00%